Schedule of Investments (unaudited) July 31, 2021	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 1.9%
Globant SA(a)	5,820	$1,391,911

Brazil — 64.9%
Afya Ltd., Class A(a)(b)	47,240	1,086,520
Ambev SA, ADR	297,706	943,728
Azul SA, ADR(a)(b)	9,724	218,109
B3 SA - Brasil Bolsa Balcao	1,095,898	3,208,841
Banco Bradesco SA, ADR	1,102,434	5,148,367
Banco Inter SA	53,016	722,522
BB Seguridade Participacoes SA	267,447	1,097,363
Cia de Locacao das Americas	186,295	972,565
Cyrela Brazil Realty SA Empreendimentos e Participacoes	215,369	862,179
Itau Unibanco Holding SA, ADR	482,988	2,786,841
Klabin SA(a)	149,970	704,318
Localiza Rent a Car SA	46,224	551,591
Locaweb Servicos de Internet SA(c)	146,294	699,694
Magazine Luiza SA	515,648	2,039,524
Marfrig Global Foods SA	268,687	1,011,655
Movida Participacoes SA	178,064	766,172
Natura & Co. Holding SA(a)	82,845	854,974
Neoenergia SA	280,421	935,769
Notre Dame Intermedica Participacoes SA	146,022	2,242,934
Omega Geracao SA(a)	66,675	462,401
Petroleo Brasileiro SA, ADR	185,939	1,983,969
Petroleo Brasileiro SA, ADR, Preference Shares	340,611	3,494,669
Rede D’Or Sao Luiz SA(c)	103,341	1,369,083
Rumo SA(a)	333,828	1,324,223
Sequoia Logistica e Transportes SA(a)	203,106	861,053
Suzano SA(a)	158,799	1,648,589
TIM SA	167,010	362,992
Vale SA, ADR	399,985	8,407,685
Vasta Platform Ltd.(a)(b)	35,328	248,709
Via Varejo SA(a)	431,417	1,042,872

		48,059,911

Chile — 6.4%
Banco Santander Chile, ADR	49,048	958,398
Empresas CMPC SA	543,957	1,175,527
Falabella SA	246,861	959,618
Sociedad Quimica y Minera de Chile SA, ADR	35,556	1,688,910

		4,782,453

Luxembourg — 0.6%
Ternium SA, ADR	9,132	444,181

Mexico — 22.4%
America Movil SAB de CV, Class L, ADR	124,940	2,080,251
Cemex SAB de CV, ADR(a)	289,101	2,350,391
Corp. Inmobiliaria Vesta SAB de CV	501,475	985,001
Fibra Uno Administracion SA de CV	1,183,798	1,290,470
Fomento Economico Mexicano SAB de CV, ADR	16,364	1,429,723
Grupo Aeroportuario del Pacifico SAB de CV, ADR	7,145	819,603
Grupo Aeroportuario del Pacifico SAB de CV, Class B	60,942	700,950
Grupo Cementos de Chihuahua SAB de CV	107,594	875,021
Grupo Financiero Banorte SAB de CV, Class O	311,897	2,021,993
Grupo Mexico SAB de CV, Series B	436,261	1,998,938
Wal-Mart de Mexico SAB de CV	608,402	2,005,568

		16,557,909

Security	Shares		Value

Panama — 1.0%
Copa Holdings SA, Class A(a)		10,470	$742,428

Peru — 1.8%
Credicorp Ltd.(a)		12,966	1,309,047

Total Common Stocks — 99.0% (Cost: $53,683,665)			73,287,840

	Par (000)

Corporate Bonds

Brazil(d) — 0.0%
Klabin SA, 1.00%, 06/15/22	BRL	5	14,237
Lupatech SA, 6.50%, 04/15/22(a)(e)(f)		2,128	—

Total Corporate Bonds — 0.0% (Cost: $1,113,366)			14,237

	Shares

Preferred Securities

Preferred Stocks — 0.7%

Brazil — 0.7%
Azul SA, Preference Shares(a)		67,950	507,513

Total Preferred Securities — 0.7% (Cost: $510,817)			507,513

Total Long-Term Investments — 99.7% (Cost: $55,307,848)			73,809,590

Short-Term Securities

Money Market Funds — 2.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(g)(h)		136,281	136,281
SL Liquidity Series, LLC, Money Market Series, 0.12%(g)(h)		1,566,212	1,566,682

Total Short-Term Securities — 2.3% (Cost: $1,702,703)			1,702,963

Total Investments — 102.0% (Cost: $57,010,551)			75,512,553

Liabilities in Excess of Other Assets — (2.0)%			(1,460,663)

Net Assets — 100.0%			$74,051,890

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Latin America Fund, Inc.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$208,850	$—	$(72,569	)(a)	$—	$—	$136,281	136,281	$7		$—
SL Liquidity Series, LLC, Money Market Series	2,443,987	—	(877,535	)(a)	—	230	1,566,682	1,566,212	669	(b)	—

					$—	$230	$1,702,963		$676		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$73,287,840	$—	$—	$73,287,840
Corporate Bonds	—	—	14,237	14,237
Preferred Securities
Preferred Stocks	507,513	—	—	507,513
Short-Term Securities
Money Market Funds	136,281	—	—	136,281

	$73,931,634	$—	$14,237	73,945,871

Investments Valued at NAV(a)				1,566,682

				$75,512,553

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

2

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Latin America Fund, Inc.

Currency Abbreviation

BRL	Brazilian Real

Portfolio Abbreviation

ADR	American Depositary Receipt

SAB	Special Assessment Bonds

SCHEDULE OF INVESTMENTS	3